Investments (Tables)	12 Months Ended
Mar. 31, 2020
Investments [Abstract]
Summary of Investments
The current year and 2019 figures in the following tables reflect the classifications under IFRS 9, and the 2018 figures reflect the previous classifications under IAS 39.

	2020	2019	2018
At 31 March	£m	£m	£m
Non-current assets
Fair value through other comprehensive income	9	48	—
Available-for-sale	—	—	46
Fair value through profit or loss	11	6	7
	20	54	53
Current assets
Available-for-sale	—	—	2,575
Investments held at amortised cost	5,092	3,214	—
Loans and receivables	—	—	447
	5,092	3,214	3,022

Fair Value Hierarchy of Investments
Fair value estimation

Fair value hierarchy	Level 1	Level 2	Level 3	Total held at fair value
At 31 March 2020	£m	£m	£m	£m
Non-current and current investments
Fair value through other comprehensive income	—	—	9	9
Fair value through profit or loss	11	—	—	11
Total	11	—	9	20

At 31 March 2019	Level 1 £m	Level 2 £m	Level 3 £m	Total held at fair value £m
Non-current and current investments
Fair value through other comprehensive income	38	—	10	48
Fair value through profit or loss	6	—	—	6
Total	44	—	10	54

At 31 March 2018	Level 1 £m	Level 2 £m	Level 3 £m	Total held at fair value £m
Non-current and current investments
Available-for-sale	32	2,575	14	2,621
Fair value through profit or loss	7	—	—	7
Total	39	2,575	14	2,628